PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	June 30, 2023	June 30, 2022
Production equipment	$30,348	$—
Leasehold improvements	20,069	—
Other equipment	27,411	—
Construction in progress (CIP)	646,116	391,408
Gross property and equipment	723,944	391,408
Less: accumulated depreciation and amortization	(33,769)	—
Property and equipment, net	$690,175	$391,408

SUMMARY OF AMOUNT RECORDED IN THE CONSOLIDATED BALANCE SHEETS

The following table summarizes the amount of CIP recorded in property and equipment, net on the consolidated balance sheets:

	June 30, 2023	June 30, 2022
Investments in construction in progress	$1,292,232	$782,816
Less: 50% contributed under government grant	(646,116)	(391,408)
Gross property and equipment	$646,116	$391,408